CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net (loss) income	$ (185,661)	$ (204,645)	$ 66,591
Adjustments required to reconcile net (loss) income with net cash flows from operating activities
Accretion expense on government loan	0	0	898
Writeback of accounts payable	(10,485)	0	(288,274)
Unrealized foreign exchange	0	0	8,358
Allowance for doubtful accounts	0	15,282	0
Changes in non-cash working capital balances
Due to related parties	284,944	170,683	88,665
Advances receivable	2,851	858	(3,709)
Accounts payable	(11,853)	(25,642)	(8,764)
Accrued liabilities	(80,332)	45,193	34,905
Cash (used) generated by operating activities	(536)	1,729	(101,330)
Financing activities
Due to related parties	0	0	118,230
Loan repayment	0	(26,874)	0
Cash flows from financing activities	0	(26,874)	118,230
Net cash (outflow) inflow	(536)	(25,145)	16,900
Cash, beginning of the year	1,558	26,703	9,803
Cash, end of the year	$ 1,022	$ 1,558	$ 26,703